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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	27104
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:      (336) 765-2020

Date of fiscal year end:         March 31, 2011

Date of reporting period:       September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report
September 30, 2010
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Piedmont Select Equity Fund
Letter to Shareholders	October 27, 2010

Over the past one year period ended September 30th, 2010, the Piedmont Select Equity Fund (the “Fund”) underperformed the Standard & Poor’s 500 Index (the “Index”) by 1½%, 8.66% versus 10.16%. Over this same time period, the Index experienced a rise of about 15% from September 2009 to the end of December 2009, a fall of about 8% in January 2010, a rise of 15% through April, a fall of 16% through June and a rise of 14% to the end of September. Frankly, all of that volatility made me nervous. The Fund maintained a relatively large cash position throughout the past year and we did not attempt to invest in some of the more aggressive companies. The Fund’s relatively large exposure to the oil industry also hurt relative performance as the BP disaster affected the entire energy sector.

I am still nervous, but we have increased the Fund’s exposure to the Technology sector and to some smaller companies that we expect to do well in a future without the benefit of a strong domestic economy. As I write this letter, the market has weathered a period (September and October) which has been historically weak, and the current earnings season has been better than expected, especially in the Financials sector.

The only short position the Fund now holds is a smaller bank exchange- traded fund which is paired with a mid-sized position in Citigroup. This position has worked well with a 7.8% gain in Citigroup and a 2.9% gain in the short position. We have not pulled back the Fund’s exposure to the Energy sector, which has recovered, but we did take some tax losses as we substituted some companies for others we considered similar, such as Total SA for Statoil.

We remain committed to the Fund having a core holding of companies which represent what we consider to be the best in America such as McDonald’s Corp., NIKE, Inc., Waters Corp. and Visa, Inc. About two thirds of the Fund is invested in less recognizable names such as Henry Schein, Inc., J.M. Smucker Co., Nalco Holding Co. and Alterra Corp. We believe these are companies equal in quality, will grow at a higher rate and may become the best large companies in America in the future. This dichotomy may not allow the Fund to track the Index but does offer the opportunity for investment gains without above average risk, which we believe is reflected in the Fund’s returns.

As always, I am available to answer questions regarding the Fund for any of our shareholders or those interested in becoming shareholders. You can contact me at 336-765-2020.

David B. Gilbert
Executive Vice President
PSVFX Manager
Sheets Smith Wealth Management, Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance information current to the most recent month-end is available by calling 1-888-859-5865.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-859-5865 and a copy will be sent to you free of charge or download a copy at www.piedmontselectequityfund.com. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

The Piedmont Select Equity Fund
Performance Information (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Piedmont Select Equity Fund and the Standard & Poor’s 500 Index

	Average Annual Total Returns(a) (for periods ended September 30, 2010)
	1 Year	5 Years	Since Inception(b)
The Piedmont Select Equity Fund	8.66%	-1.16%	-0.11%
Standard & Poor’s 500 Index	10.16%	0.64%	1.95%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Commencement of operations was April 26, 2005.

The Piedmont Select Equity Fund
Portfolio Information September 30, 2010 (Unaudited)

THE PIEDMONT SELECT EQUITY FUND VS. S&P 500 INDEX
NET SECTOR EXPOSURE*

*
The net percentages for The Piedmont Select Equity Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

Top 10 Long Positions

Security Description	% of Net Assets
NIKE, Inc. - Class B	4.9%
PepsiCo, Inc.	4.2%
Medco Health Solutions, Inc.	4.0%
Waters Corp.	3.9%
Stryker Corp.	3.9%
Noble Energy, Inc.	3.5%
McDonald's Corp.	3.3%
Visa, Inc. - Class A	3.3%
Nalco Holding Co.	3.2%
J.M Smucker Co. (The)	3.2%

The Piedmont Select Equity Fund
Schedule of Investments September 30, 2010 (Unaudited)
Shares	COMMON STOCKS — 94.0%	Value
	Consumer Discretionary — 12.3%
	Hotels, Restaurants & Leisure — 5.5%
8,000	McDonald's Corp.	$596,080
15,000	Papa John's International, Inc. *	395,700
		991,780
	Internet & Catalog Retail — 1.9%
20,000	PetMed Express, Inc.	350,000

	Textiles, Apparel & Luxury Goods — 4.9%
11,000	NIKE, Inc. - Class B	881,540

	Consumer Staples — 10.0%
	Beverages — 4.2%
11,374	PepsiCo, Inc. +	755,689

	Food Products — 3.2%
9,500	J.M. Smucker Co. (The)	575,035

	Household Products — 2.6%
7,000	Energizer Holdings, Inc. *	470,610

	Energy — 11.9%
	Energy Equipment & Services — 5.5%
11,000	Baker Hughes, Inc.	468,600
6,000	Core Laboratories N.V.	528,240
		996,840
	Oil, Gas & Consumable Fuels — 6.4%
8,500	Noble Energy, Inc.	638,265
10,000	Total S.A. - ADR	516,000
		1,154,265
	Financials — 4.2%
	Diversified Financial Services — 2.6%
120,000	Citigroup, Inc. *	468,000

	Real Estate Investment Trusts (REITs) — 1.6%
8,000	Plum Creek Timber Co., Inc.	282,400

	Health Care — 27.4%
	Biotechnology — 2.7%
9,000	Amgen, Inc. *	495,990

	Health Care Equipment & Supplies — 5.2%
25,727	MAKO Surgical Corp. *	246,465
14,000	Stryker Corp. +	700,700
		947,165

The Piedmont Select Equity Fund
Schedule of Investments (Continued)
Shares	COMMON STOCKS — 94.0% (Continued)	Value
	Health Care — 27.4% (Continued)
	Health Care Providers & Services — 9.6%
8,000	Henry Schein, Inc. *	$468,640
7,000	Laboratory Corp. of America Holdings *	549,010
14,000	Medco Health Solutions, Inc. * +	728,840
		1,746,490
	Health Care Technology — 1.8%
5,000	Quality Systems, Inc.	331,550

	Life Sciences Tools & Services — 3.9%
10,000	Waters Corp. *	707,800

	Pharmaceuticals — 4.2%
10,000	Bristol-Myers Squibb Co.	271,100
8,000	Johnson & Johnson	495,680
		766,780
	Industrials — 2.7%
	Commercial Services & Supplies — 2.7%
15,000	Copart, Inc. *	494,550

	Information Technology — 19.6%
	Communications Equipment — 3.0%
25,000	Cisco Systems, Inc. *	547,500

	IT Services — 6.4%
5,000	Fiserv, Inc. *	269,100
7,000	Global Payments, Inc.	300,230
8,000	Visa, Inc. - Class A	594,080
		1,163,410
	Semiconductors & Semiconductor Equipment — 7.2%
12,000	Altera Corp.	361,920
9,000	Broadcom Corp. - Class A	318,510
15,000	Intel Corp.	288,450
19,000	Marvell Technology Group Ltd. *	332,690
		1,301,570
	Software — 3.0%
8,000	Citrix Systems, Inc. *	545,920

	Materials — 5.9%
	Chemicals — 5.9%
14,000	Hawkins, Inc.	495,880
23,000	Nalco Holding Co.	579,830
		1,075,710

	Total Common Stocks (Cost $14,616,466)	$17,050,594

The Piedmont Select Equity Fund
Schedule of Investments (Continued)
Shares	MONEY MARKET FUNDS — 5.8%	Value
1,058,812	Fidelity Institutional Money Market Government Portfolio - Class I, 0.25% (a) (Cost $1,058,812)	$1,058,812

	Total Investments at Value — 99.8% (Cost $15,675,278)	$18,109,406

	Other Assets in Excess of Liabilities — 0.2%	36,924

	Net Assets — 100.0%	$18,146,330

ADR - American Depositary Receipt

+	All or a portion of the security is held as collateral for short sales (Note 2).

*	Non-income producing security.

(a)	Variable rate security. The coupon rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Schedule of Securities Sold Short September 30, 2010 (Unaudited)
Shares	EXCHANGE-TRADED FUNDS — 1.9%	Value
15,000	SPDR KBW Regional Banking ETF (Cost $353,863)	$343,650

	Total Securities Sold Short (Proceeds $353,863)	$343,650

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statement of Assets and Liabilities September 30, 2010 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$15,675,278
At value (Note 2)	$18,109,406
Deposits with broker for securities sold short (Note 2)	371,419
Dividends receivable	16,471
Other assets	12,383
Total assets	18,509,679

LIABILITIES
Securities sold short, at value (proceeds $353,863) (Note 2)	343,650
Payable to Advisor (Note 5)	2,769
Payable to administrator (Note 5)	6,080
Other accrued expenses	10,850
Total liabilities	363,349

NET ASSETS	$18,146,330

NET ASSETS CONSIST OF:
Paid-in capital	$19,040,139
Accumulated net investment loss	(2,160)
Accumulated net realized losses from security transactions	(3,335,990)
Net unrealized appreciation on investments	2,444,341

NET ASSETS	$18,146,330

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,852,984

Net asset value, offering price and redemption price per share	$9.79

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statement of Operations For the Six Months Ended September 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividend income (Net of foreign tax of $763)	$121,126

EXPENSES
Investment advisory fees (Note 5)	80,316
Professional fees	17,766
Fund accounting fees (Note 5)	15,894
Administration fees (Note 5)	13,382
Registration fees	13,031
Transfer agent fees (Note 5)	7,500
Insurance expense	6,200
Printing of shareholder reports	4,803
Custody and bank service fees	4,174
Distributor services fees (Note 5)	3,000
Trustees’ fees	2,700
Postage and supplies	1,752
Dividend expense on securities sold short (Note 2)	1,423
Other expenses	6,505
Total expenses	178,446
Less fees waived by the Advisor (Note 5)	(55,160)
Net expenses	123,286

NET INVESTMENT LOSS	(2,160)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from security transactions:
Investments	265,865
Securities sold short	(104,663)
Net change in unrealized appreciation (depreciation) on:
Investments	(727,656)
Securities sold short	56,901

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND SECURITIES SOLD SHORT	(509,553)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(511,713)

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statements of Changes in Net Assets
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment loss	$(2,160)	$(7,539)
Net realized gains (losses) from security transactions:
Investments	265,865	(398,508)
Securities sold short	(104,663)	(227,786)
Net change in unrealized appreciation (depreciation) on:
Investments	(727,656)	5,445,257
Securities sold short	56,901	(171,443)
Net increase (decrease) in net assets from operations	(511,713)	4,639,981

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	54,672	4,000,609
Payments for shares redeemed	(319,660)	(1,036,208)
Net increase (decrease) in net assets from capital share transactions	(264,988)	2,964,401

TOTAL INCREASE (DECREASE) IN NET ASSETS	(776,701)	7,604,382

NET ASSETS
Beginning of period	18,923,031	11,318,649
End of period	$18,146,330	$18,923,031

ACCUMULATED NET INVESTMENT LOSS	$(2,160)	$—

CAPITAL SHARE ACTIVITY
Shares sold	5,407	484,990
Shares redeemed	(31,612)	(115,420)
Net increase (decrease) in shares outstanding	(26,205)	369,570
Shares outstanding at beginning of period	1,879,189	1,509,619
Shares outstanding at end of period	1,852,984	1,879,189

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006 (a)
Net asset value at beginning of period	$10.07		$7.50		$10.22		$11.14	$10.93	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.07)	0.03	(0.07)
Net realized and unrealized gains (losses) on investments	(0.28)		2.57		(2.70)		(0.84)	0.24	1.09
Total from investment operations	(0.28)		2.57		(2.72)		(0.91)	0.27	1.02

Less distributions:
From net investment income	—		—		—		(0.01)	(0.02)	—
From net realized gains on investments	—		—		—		—	(0.04)	(0.09)
Total distributions	—		—		—		(0.01)	(0.06)	(0.09)

Net asset value at end of period	$9.79		$10.07		$7.50		$10.22	$11.14	$10.93

Total return (c)	(2.78%	)(d)	34.27%		(26.61%	)	(8.17% )	2.52%	10.24%	(d)

Net assets at end of period (000’s)	$18,146		$18,923		$11,319		$16,022	$16,488	$2,928

Ratios/supplementary data:
Ratio of gross expenses to average net assets	2.00%	(f)	2.17%		2.45%		2.22%	2.31%	9.53%	(f)

Ratio of net expenses to average net assets (e)	1.38%	(f)(g)	1.41%	(g)	1.62%	(g)	1.67% (g)	1.38% (g)	2.25%	(f)

Ratio of net investment income (loss) to average net assets (e)	(0.02%	)(f)	(0.05%	)	(0.23%	)	(0.60% )	0.39%	(0.89%	)(f)

Portfolio turnover rate	25%	(d)	62%		67%		82%	114%	129%	(d)

(a)	Represents the period from the commencement of operations (April 26, 2005) through March 31, 2006.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 5).

(f)	Annualized.

(g)	The net expense ratio listed is greater than the expense limit of 1.35% due to dividends on securities sold short and interest expense, if any (Note 5).

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Notes to Financial Statements September 30, 2010 (Unaudited)

1. Organization

The Piedmont Select Equity Fund (the “Fund”) is a non-diversified series of The Piedmont Investment Trust (the “Trust”), which is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Fund commenced operations on April 26, 2005. The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Securities Valuation – The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Trustees”). In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Piedmont Select Equity Fund
Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of September 30, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,050,594	$—	$—	$17,050,594
Exchange-Traded Funds – Sold Short	(343,650)	—	—	(343,650)
Money Market Funds	1,058,812	—	—	1,058,812
Total	$17,765,756	$—	$—	$17,765,756

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. During the six months ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held in the Fund during the six months ended or as of September 30, 2010.

Share Valuation — The net asset value of the Fund’s shares is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment Transactions — Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

The Piedmont Select Equity Fund
Notes to Financial Statements (Unaudited) (Continued)

Securities Sold Short — The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The broker may charge interest if a specified portion of the collateral is not held in cash.

Option Transactions — The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchasing transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

Dividend Distributions — Distributions to shareholders arising from net investment income and from net realized capital gains (if any) are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

There were no distributions paid to shareholders during the periods ended September 30, 2010 and March 31, 2010.

The Piedmont Select Equity Fund
Notes to Financial Statements (Unaudited) (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2010:

Cost of portfolio investments and securities sold short	$15,321,415
Gross unrealized appreciation	$3,136,875
Gross unrealized depreciation	(692,534)
Net unrealized appreciation	$2,444,341
Accumulated net investment loss	(2,160)
Capital loss carryforwards	(3,497,192)
Other gains	161,202
Accumulated deficit	$(893,809)

As of March 31, 2010, the Fund had capital loss carryforwards for federal income tax purposes of $3,497,192, of which $503,841 expires on March 31, 2015, $395,808 expires on March 31, 2016, $474,709 expires on March 31, 2017 and $2,122,834 expires on March 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 through March 31, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Piedmont Select Equity Fund
Notes to Financial Statements (Unaudited) (Continued)

4. Investment Transactions

During the six months ended September 30, 2010, cost of purchases and sales of investment securities, other than short-term investments and U.S. government securities, were $4,151,953 and $5,174,433, respectively.

5. Transactions with Affiliates

A Trustee and certain officers of the Trust are also officers of Sheets Smith Wealth Management, Inc. (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund’s average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its investment advisory fees and to assume other expenses of the Fund, if necessary, in order to limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends on securities sold short and extraordinary expenses) to not more than 1.35% of the Fund’s average daily net assets. This Expense Limitation Agreement is currently in effect until August 1, 2011 and may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. During the six months ended September 30, 2010, the Advisor waived investment advisory fees of $55,160.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

The Piedmont Select Equity Fund
Notes to Financial Statements (Unaudited) (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchase and redemption of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,000 per month if the Fund has less than 25 shareholders, $1,250 if the Fund has between 25 and 100 shareholders and $1,500 per month if the Fund has more than 100 shareholders. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Fund’s principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The Distributor is an affiliate of Ultimus.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

The Piedmont Select Equity Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2010 through September 30, 2010).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Piedmont Select Equity Fund
About Your Fund’s Expenses (Unaudited)

More information about the Fund’s expenses, including historical annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$972.20	$6.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.15	$6.98

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov.

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Piedmont Select Equity Fund
Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund’s Investment Advisory Agreement with the Advisor for an additional one year term. Approval took place at an in-person meeting held on June 1, 2010, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Advisor

In this regard, the Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory services, its coordination of services provided to the Fund by the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund, grow the Fund’s assets and assist in the distribution of its shares. The Board noted that the Trust’s President, Treasurer, Chief Compliance Officer, principal executive officer and principal financial officer are employees of the Advisor, and serve the Trust without additional compensation from the Fund. After considering the foregoing information and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fund.

The investment performance of the Fund and the Advisor

In this regard, the Board compared the performance of the Fund with the performance of the S&P 500 Index, its primary benchmark, comparable funds managed by other advisors and comparable peer group indices. It was noted by the Board that the Fund’s performance trailed both the S&P 500 Index and the Lipper Large Cap Core Index for the fiscal year ended March 31, 2010. The Board also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies and noted that the Fund’s returns for the year ended March 31, 2010 were achieved while maintaining the Fund’s emphasis on higher quality, lower risk stocks. Following discussion of the short and long-term investment performance of the Fund and its Morningstar ratings, the Advisor’s experience in managing the Fund and separate accounts, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Advisor has been satisfactory.

The costs of the services provided and profits realized by the Advisor from its relationship with the Fund

In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund. The Board considered the Fund’s Expense Limitation Agreement with the Advisor, and

The Piedmont Select Equity Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)

the Advisor’s past fee reductions and expense reimbursements under the Expense Limitation Agreement. The Board reviewed the financial statements of the Advisor and considered its financial condition.

The Board also considered potential benefits to the Advisor in managing the Fund, including the ability of the Advisor to place small accounts into the Fund, the automatic reinvestment of dividends and distribution in additional Fund shares, and the provision of quarterly summaries of individual accounts for clients invested in the Fund. The Board compared the fees and expenses of the Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of the investment strategy and markets in which the Fund invests, among other factors. The Board noted that although the Fund’s management fee may be higher than the average for funds within its peer group having less than $50 million in assets, its net expense ratio (after contractual and voluntary fee reductions and expense reimbursements) is lower than the average for such funds. The Board also noted that the average 12b-1 fee charged by funds within the peer group having less than $50 million in assets was 0.47%, whereas the Fund does not charge a 12b-1 fee. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Advisor by the Fund are fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors

In this regard, the Board considered that the Fund’s fee arrangements with the Advisor involve both a management fee and an Expense Limitation Agreement. The Board determined that, while the management fee remains the same at all asset levels, the Fund has experienced benefits from the Expense Limitation Agreement and would likely continue to do so until the Fund’s assets grow to a level where the Advisor receives its full fees. In addition, the Board noted that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor. Following further consideration of the Fund’s projected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Advisor continue to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected asset levels for the next year, the Fund’s arrangements with the Advisor are fair and reasonable.

The Advisor’s practices regarding brokerage and portfolio transactions

In this regard, the Board considered the Advisor’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions, including the use of alternative markets. The Board also considered the historical portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Advisor. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

The Piedmont Select Equity Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)

Possible conflicts of interest

In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board found the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

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The Piedmont Select Equity Fund
is a series of
The Piedmont Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Piedmont Select Equity Fund	Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC	120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450	Winston Salem, North Carolina 27104
Cincinnati, OH 45246

Toll-Free Telephone:	World Wide Web @:
1-888-859-5865	piedmontselectfund.com

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.piedmontselectfund.com or by calling Shareholder Services at 1-888-859-5865. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2010.

For More Information on Your Piedmont Select Equity Mutual Fund:

See Our Web site @ www.piedmontselectfund.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	November 24, 2010

* Print the name and title of each signing officer under his or her signature.